FINANCING RECEIVABLES, NET - Net recorded investment of financing receivables, by credit quality indicator (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	¥ 917,797	¥ 974,558
Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	3,867,236	5,833,148
A | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	383,566	442,655
A | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	612,958	1,101,982
B | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	262,504	234,151
B | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	760,986	1,268,530
C | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	133,526	178,153
C | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	528,162	1,269,632
D | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	84,779	90,461
D | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	771,854	1,269,521
E | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	32,136	11,167
E | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	593,564	297,361
F | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	20,665	10,134
F | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	378,408	308,142
N and others | Installment purchase loans
Financing receivables credit quality indicator
Financing receivables, net	621	7,837
N and others | Personal installment loans
Financing receivables credit quality indicator
Financing receivables, net	¥ 221,304	¥ 317,980